Leases (Details)			6 Months Ended
	Jun. 30, 2024 USD ($)	Feb. 01, 2024 ft²	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Mar. 31, 2024	Feb. 29, 2024
Leases [Abstract]
Lease agreement					1 year	2 years
Lease payment | $	$ 50,000
Area of land (in Square Feet)		6,340
Additional area of land (in Square Feet)		260
Number of parking spaces		12
Aggregate rental payment			$ 18,900	₪ 71,000
Lease amount			$ 66,000	₪ 248,000